Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preferred Shares - CAD ($) shares in Thousands, $ in Millions	3 Months Ended			12 Months Ended	60 Months Ended
	Mar. 29, 2022	Dec. 29, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 30, 2026
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)				36,000
Number of Preferred Shares
Outstanding, Beginning of Year			0	0
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)				36,000
Outstanding, End of Year				36,000
Amount
Outstanding, Beginning of Year			$ 0	$ 0
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)				519
Outstanding, End of Year				$ 519
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate			2.40%	2.58%	2.58%
Shares outstanding (in shares)				10,740
Number of Preferred Shares
Outstanding, End of Year				10,740
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate	1.86%	1.92%		1.86%
Shares outstanding (in shares)				1,260
Number of Preferred Shares
Outstanding, End of Year				1,260
Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate				4.69%
Shares outstanding (in shares)				10,000
Number of Preferred Shares
Outstanding, End of Year				10,000
Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate				4.59%
Shares outstanding (in shares)				8,000
Number of Preferred Shares
Outstanding, End of Year				8,000
Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate				3.94%
Shares outstanding (in shares)				6,000
Number of Preferred Shares
Outstanding, End of Year				6,000